Recent developments	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about business combination [abstract]
Recent developments	Recent developments
Acquisition by Tether Investment S.A. de C.V. of more than 70% of our common shares

On March 28, 2025, pursuant to the terms of a Transaction Agreement (the “Transaction Agreement”), Tether Investments S.A. de C.V., a corporation organized under the laws of El Salvador (“Tether” or our “controlling shareholder”) commenced an Offer to Purchase (the “Offer”) to acquire up to 49,596,510 common shares of the Company at a price in cash of U.S.$12.41 per common share (representing, when added to the common shares already owned by Tether, approximately 70% of the outstanding common shares of the Company), upon the terms and subject to the conditions set forth in the Offer to Purchase, dated March 28, 2025. The Offer closed on April 25, 2025, with Tether acquiring approximately 70% of the outstanding common shares of the Company. Subsequently to the closing of the Offer, Tether purchased additional common shares of the Company in the open market. As of August 28, 2025, Tether owns 74,751,482 common shares of the Company, representing approximately 74.7% of the outstanding common shares of the Company.
The Company to acquire Urea Producer

The Company has entered into an agreement to acquire Nutrien Ltd.’s 50% equity interest in Profertil S.A., the leading producer of granular urea in South America. The remaining 50% stake in Profertil is held by YPF S.A., Argentina’s largest oil and gas producer.

The acquisition will be executed through a holding company called Avaldi S.A. created by a partnership between the Company and Asociación de Cooperativas Argentinas (“ACA”), with an 80%-20% ownership structure. The transaction is subject to customary closing conditions and is expected to be completed before year-end 2025.

Under the terms of the Profertil shareholders’ agreement, YPF S.A. holds a 90-day right of first refusal to acquire Nutrien’s equity interest under the same terms and conditions.

The total purchase price for Nutrien’s shares in Profertil is expected to be approximately USD 600 million.

On the execution date of the agreement, an initial down payment of USD 120 million was made through affiliated companies and subsequently contributed to Avaldi S.A. as capital, in accordance with its ownership structure. Consequently, the Company contributed USD 96 million, while ACA contributed USD 24 million.